ORGANIZATION AND PRINCIPAL ACTIVITIES - Acquisitions of subsidiaries under common control (Details) - CNY (¥) ¥ in Millions				1 Months Ended			5 Months Ended	12 Months Ended
	Jul. 11, 2019	Mar. 31, 2019	Mar. 25, 2019	Dec. 31, 2019	May 31, 2019	Mar. 31, 2019	Nov. 30, 2019	Dec. 31, 2019
Acquired Businesses
Acquisition of subsidiaries accounted for as business combination under common control
Number of shares transferred			61,981,412					61,981,412
Zhuoyue | Acquired Businesses
Acquisition of subsidiaries accounted for as business combination under common control
Cash paid for acquisition		¥ 233
Contingent consideration		2,627				¥ 2,627
Receivable waived		¥ 5,147
Number of shares transferred		61,981,412
CreditEase | Dekai Yichuang
Acquisition of subsidiaries accounted for as business combination under common control
Cash paid for acquisition					¥ 230	¥ 29
Purchase consideration					¥ 29
Number of shares transferred	61,981,412
Fair value of shares issued	¥ 2,754
Payment of contingent consideration							¥ 1,410
Waiver of contingent consideration				¥ 1,217